Warrant	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Warrant
14. WARRANT
On July 1, 2022, the Company entered into an agreement with Aegis Capital Corp. (the “Underwriter”), pursuant to which, the Company agrees to issue a warrant to the Underwriter upon the completion of its IPO as additional compensation for the Underwriter’s services, which entitles the Underwriter to purchase up to 1.0% of Class A ordinary shares sold in the IPO in the par value of US$0.05 per share, at the exercise price of 150% of the public offering price of US$12.25 per share.
The Company issued a warrant to the Underwriter at the closing of the offering on August 22, 2022, and the Underwriter is entitled to subscribe for, purchase and receive, in whole or in part, up to 29,400 Class A ordinary shares in the par value of US$0.05 per share, at the exercise price of US$18.375 per share, at any time beginning February 17, 2023, and at or before February 17, 2025.
The warrant is classified as equity under ASC 718. The Company initially recognized warrant in the amount of US$748 in addition paid in capital based on the fair value of the warrant, which was determined using the binomial option pricing model on the issuance date. In addition, given the warrant was directly attributable to the IPO consummated, the Company recorded the cost incurred against the gross proceeds of the offering.

The fair value of the warrant upon the issuance during the year ended December 31, 2022 is estimated with the following assumptions used respectively:

Year ended December 31,
2022
Risk-free rate of return	3.14%
Volatility	46.68%
Expected dividend yield	0.00%
Fair value of underlying ordinary share	US$41.41
Expected terms	2.5 years
The expected volatility was estimated based on the historical volatility of comparable peer public companies with a time horizon close to the expected term of the warrant. The risk-free interest rate was estimated based on the yield to maturity of U.S. treasury bonds denominated in US$
for
a term consistent with the expected term of the warrant in effect at the valuation date. Expected dividend yield is zero as the Group does not anticipate any dividend payments in the foreseeable future. Expected term is the contract life of the warrant.